Share-based payments - Expense recognized for the share-based payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payments
Expenses from share-based payments	€ (7,697)	€ (9,184)	€ (14,939)
Prior VSOP
Share-based payments
Expenses from share-based payments	(10)	(131)	(624)
New VSOP
Share-based payments
Expenses from share-based payments	(19)	95	(572)
LTIP Stock Options
Share-based payments
Expenses from share-based payments	(2,944)	(5,562)	(12,472)
LTIP RSUs
Share-based payments
Expenses from share-based payments	(4,072)	(3,108)	(705)
RSU Supervisory board
Share-based payments
Expenses from share-based payments	€ (652)	€ (478)	€ (566)